Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share for Noble-UK
The following table presents the computation of basic and diluted loss per share for Noble:

	Successor		Predecessor
	Three Months Ended September 30, 2021	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Numerator:
Basic
Net income (loss) from continuing operations	$(23,665)	$(21,454)	$250,228	$(50,868)	$(1,155,739)
Net loss from discontinued operations, net of tax	—	—	—	—	—

Net income (loss)	$(23,665)	$(21,454)	$250,228	$(50,868)	$(1,155,739)

Diluted

Net income (loss)	$(23,665)	$(21,454)	$250,228	$(50,868)	$(1,155,739)

Denominator:
Weighted average shares outstanding - basic	66,623	61,847	251,115	251,058	250,696
Dilutive effect of share-based awards	—	—	5,456	—	—
Weighted average shares outstanding - diluted	66,623	61,847	256,571	251,058	250,696

Per share data
Basic:

Net income (loss)	$(0.36)	$(0.35)	$1.00	$(0.20)	$(4.61)

Diluted:

Net income (loss)	$(0.36)	$(0.35)	$0.98	$(0.20)	$(4.61)

The following table presents the computation of basic and diluted loss per share for Legacy Noble:

	Year Ended December 31,
	2020	2019	2018
Numerator:
Basic
Net loss from continuing operations	$(3,978,459)	$(696,769)	$(885,050)
Net loss from discontinued operations, net of tax	—	(3,821)	—

Net loss attributable to Noble Corporation	$(3,978,459)	$(700,590)	$(885,050)

Diluted
Net loss from continuing operations	$(3,978,459)	$(696,769)	$(885,050)
Net loss from discontinued operations, net of tax	—	(3,821)	—

Net loss attributable to Noble Corporation	$(3,978,459)	$(700,590)	$(885,050)

Denominator:
Weighted average shares outstanding—basic	250,792	248,949	246,614

Weighted average shares outstanding—diluted	250,792	248,949	246,614

Loss per share
Basic:
Loss from continuing operations	$(15.86)	$(2.79)	$(3.59)
Loss from discontinued operations	—	(0.02)	—

Net loss attributable to Noble Corporation	$(15.86)	$(2.81)	$(3.59)

Diluted:
Loss from continuing operations	$(15.86)	$(2.79)	$(3.59)
Loss from discontinued operations	—	(0.02)	—

Net loss attributable to Noble Corporation	$(15.86)	$(2.81)	$(3.59)

Dividends per share	$—	$—	$—

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following table displays the share-based instruments that have been excluded from diluted income or loss per share since the effect would have been anti-dilutive:

	Successor		Predecessor
	Three Months Ended September 30, 2021	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Share-based awards	3,124	3,124	556	6,431	6,431
Warrants (1)	19,412	19,412	—	—	—

(1)
Represents the total number of warrants outstanding which did not have a dilutive effect. In periods where the warrants are determined to be dilutive, the number of shares which will be included in the computation of diluted shares is determined using the treasury stock method, adjusted for mandatory exercise provisions under the warrant agreements if applicable.